Income Taxes - Schedule of Consolidated Statements of Income and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of consolidated statements of income and comprehensive income [Abstract]
Income before taxes excluded the amounts of loss incurring entities	$ 856,301	$ 2,246,230	$ 3,887,240
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 128,445	$ 312,965	$ 583,086
Tax effect of R&D expenses deduction	(296,833)	(148,687)	(139,840)
Tax effect of accumulated loss		(4,425)	(18,166)
Tax effect of non-deductible expenses	102,050	33,393	12,692
Income tax expenses	$ (66,338)	$ 193,246	$ 437,771